Balance sheet information (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents	A summary of cash and cash equivalents and restricted cash is as follows:

	July 3, 2021	December 31, 2020
Cash and cash equivalents	$136,065	$86,839
Restricted cash	2,003	—

	$138,068	$86,839

Schedule of Restrictions on Cash and Cash Equivalents	A summary of cash and cash equivalents and restricted cash is as follows:

	July 3, 2021	December 31, 2020
Cash and cash equivalents	$136,065	$86,839
Restricted cash	2,003	—

	$138,068	$86,839

Schedule of Accounts Receivable
Accounts receivable, net of allowances, consisted of the following as of:

	July 3, 2021	December 31, 2020
Accounts receivable	$105,048	$92,273
Less: Allowance for credit losses	(3,019)	(3,990)

	$102,029	$88,283

Accounts receivable, net of allowances, consisted of the following as of December 31:

	2020	2019
Accounts receivable	$92,273	$89,274
Less: Allowance for credit losses	(3,990)	(4,146)

	$88,283	$85,128

Summary of Accounts Receivable, Allowance for Credit Loss
Changes in credit losses were as
follows
:

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Beginning balance	$(3,811)	$(4,684)	$(3,990)	$(4,146)
Recovery (provision)	550	(619)	359	(1,162)
Write-offs	278	167	684	252
Recoveries	(36)	(113)	(72)	(193)

Ending balance	$(3,019)	$(5,249)	$(3,019)	$(5,249)

Schedule of Inventory
Inventory consisted of the following as of:

	July 3, 2021	December 31, 2020
Raw materials and supplies	$4,202	$3,665
Finished goods	31,538	26,323

Gross	35,740	29,988
Excess and obsolete reserves	(1,720)	(868)

	$34,020	$29,120

Schedule of Accrued Liabilities
Accrued liabilities consisted of the following as of:

	July 3, 2021	December 31, 2020
Gross-to-net deductions	$63,980	$43,656
Bonus and commission	12,493	15,188
Compensation and benefits	7,932	5,875
Income and other taxes	2,385	2,434
Other liabilities	18,456	21,034

	$105,246	$88,187

Bio Ventus LLC
Schedule of Restrictions on Cash and Cash Equivalents
Accounts receivable, net of allowances, consisted of the following as of December 31:

	2020	2019
Accounts receivable	$92,273	$89,274
Less: Allowance for credit losses	(3,990)	(4,146)

	$88,283	$85,128

Summary of Accounts Receivable, Allowance for Credit Loss
Changes in credit losses were as follows for the years ended December 31:

	2020	2019
Beginning balance	$(4,146)	$(4,497)
Provision for credit losses	(1,215)	(2,242)
Write-offs	1,787	2,949
Recoveries	(416)	(356)

Ending balance	$(3,990)	$(4,146)

Schedule of Inventory
Inventory consisted of the following as of December 31:

	2020	2019
Raw materials and supplies	$3,665	$3,349
Finished goods	26,323	24,509

Gross	29,988	27,858
Excess and obsolete reserves	(868)	(532)

	$29,120	$27,326

Schedule Of Inventory Valuation Reserves
Changes in excess and obsolete reserves for inventory were as follows for the years ended December 31:

	2020	2019
Balance, beginning of period	$(532)	$(570)
Provision for losses	(904)	(870)
Write-offs	568	908

	$(868)	$(532)

Property, Plant and Equipment
Property and equipment consisted of the following as of December 31:

	2020	2019
Computer equipment and software	$20,547	$16,854
Leasehold improvements	3,126	2,918
Furniture and fixtures	1,474	1,451
Machinery and equipment	1,234	1,138
Assets not yet placed in service	819	370

	27,200	22,731
Less accumulated depreciation	(20,321)	(18,242)

	$6,879	$4,489

Schedule of Goodwill
There were no changes to goodwill during the years ended December 31, 2020 and 2019. Following is a summary of goodwill by reportable segment:

	U.S.	International	Consolidated
Balance at December 31, 2020 and 2019	$41,040	$8,760	$49,800

Schedule Of Intangible Assets Net Excluding Goodwill
Intangible assets consisted of the following as of December 31:

	2020	2019
Intellectual property	$263,422	$263,422
Distribution rights	60,700	59,700
Customer relationships	57,700	57,700
IPR&D	1,445	11,095
Developed technology and other	13,999	4,649

Total carrying amount	397,266	396,566

Less accumulated amortization:
Intellectual property	(117,281)	(100,982)
Distribution rights	(34,461)	(28,716)
Customer relationships	(51,247)	(46,407)
Developed technology and other	(3,786)	(3,404)

Total accumulated amortization	(206,775)	(179,509)

Intangible assets, net before currency translation	190,491	217,057
Currency translation	1,159	(547)

	$191,650	$216,510

Schedule of Accrued Liabilities
Accrued liabilities consisted of the following at December 31:

	2020	2019
Gross-to-net deductions	$43,656	$14,622
Bonus and commission	15,188	14,200
Reserve for estimated overpayments from third-party payers	2,790	6,801
Compensation and benefits	5,875	3,231
Income and other taxes	2,434	2,555
Other liabilities	18,244	11,418

	$88,187	$52,827